13F00INP 11/14/06

[redacted]

05077144

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: **SEPTEMBER 30, 2005**

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **CITADEL LIMITED PARTNERSHIP**
Address: **131 SOUTH DEARBORN**
CHICAGO, IL 60603

13F File Number: **28-5912**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **GERALD A. BEESON**
Title: **CHIEF FINANCIAL OFFICER**
Phone: **(312) 395-3121**

Signature, Place, and Date of Signing:

___________________	CHICAGO, ILLINOIS	11/11/2005
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	**0**
Form 13F Information Table Entry Total:	**42**
Form 13F Information Table Value Total:	**$2,578,323 (thousands)**

List of Other Included Managers:

NONE

FORM 13F

Name of Reporting Manager Citadel Limited Partnership

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	Item 6: (b) Shared As Defined in Instr. V	Item 6: (c) Shared-Other	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	Item 8: (b) Shared	Item 8: (c) None
IVX 1.8750% 12/15/2024	Bond	465823AN2	14,188,412	11,000	X			n/a	n/a		
AMERITRADE HLDG CORP - CL A COM STK	Cmn	03074K100	21,069,756	981,358	X			n/a	X		
ARGOSY GAMING CO. COMMON STOCK	Cmn	040228108	4,813,515	102,437	X			n/a	X		
AT T COMMON STOCK	Cmn	001957505	27,324,673	1,380,034	X			n/a	X		
BEVERLY ENTERPRISES COMMON STOCK BEV	Cmn	087851309	150,087	12,252	X			n/a	X		
CAPITAL AUTOMOTIVE REIT CMN STK	Cmn	139733109	51,119,652	1,320,580	X			n/a	X		
CINERGY CORP CMN STK	Cmn	172474108	1,707,520	38,449	X			n/a	X		
COMMERCIAL FEDERAL CMN STK	Cmn	201647104	56,332,297	1,650,038	X			n/a	X		
DEX MEDIA. INC. COMMON STOCK	Cmn	25212E104	18,207,675	655,188	X			n/a	X		
GILLETTE CO COMMON STOCK	Cmn	375766102	435,403,279	7,481,156	X			n/a	X		
GUIDANT CORP CMN STOCK	Cmn	401698105	382,650,332	5,554,512	X			n/a	X		
HIBERNIA CORP CL 'A' CMN STOCK	Cmn	428656102	5,728,958	190,711	X			n/a	X		
HUDSON UNITED BANCORP CMN STK	Cmn	444165104	18,162,279	429,064	X			n/a	X		
ID BIOMEDICAL CORP CMN STOCK	Cmn	44936D108	206,714	6,879	X			n/a	X		
IMS HEALTH INC CMN STOCK	Cmn	449934108	156,178,944	6,204,964	X			n/a	X		
COLUMN TOTALS			1,193,244,093								

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

Name of Reporting Manager Citadel Limited Partnership

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	Item 6: (b) Shared As Defined in Instr. V	Item 6: (c) Shared-Other	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	Item 8: (b) Shared	Item 8: (c) None
INAMED CORP CMN STK	Cmn	453235103	31,354,300	414,301	X			n/a	X		
IVAX CORP CMN STOCK	Cmn	465823102	238,368,762	9,042,821	X			n/a	X		
MACROMEDIA INC CMN STK	Cmn	556100105	116,285,982	2,859,257	X			n/a	X		
MAYTAG CORPORATION COMMON STOCK	Cmn	578592107	7,236,840	396,322	X			n/a	X		
MBNA CORP	Cmn	55262L100	269,513,774	10,938,059	X			n/a	X		
MCI INC COMMON STOCK WHEN ISSUE	Cmn	552691107	3,504,369	137,913	X			n/a	X		
PANAMSAT HOLDING CORP COMMON STOCK	Cmn	69831Y105	1,932,781	79,867	X			n/a	X		
PETROKAZAKHSTAN INC - CL A	Cmn	71649P102	26,936,591	494,885	X			n/a	X		
PROVIDIAN FINANCIAL CORP.	Cmn	74406A102	450,511,293	25,481,408	X			n/a	X		
PUBLIC SVC ENTERPRISES	Cmn	744573106	2,726,998	42,371	X			n/a	X		
REEBOK INTL LTD	Cmn	758110100	60,768,173	1,074,212	X			n/a	X		
RENAL CARE GROUP INC CMN STOCK	Cmn	759930100	121,064,813	2,558,428	X			n/a	X		
SHURGARD STORAGE CTRS -CL A CMN STK	Cmn	82567D104	18,340,110	328,264	X			n/a	X		
TERADYNE INC CMN STK	Cmn	880770102	17,797,940	1,078,663	X			n/a	X		
COLUMN TOTALS			1,366,342,724						n/a		

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

Name of Reporting Manager Citadel Limited Partnership

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion			Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares)		
					(a) Sole	(b) Shared As Defined in Instr. V	(c) Shared-Other		(a) Sole	(b) Shared	(c) None
DUK 20.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	264399106	2,081,250	2,250	X			n/a	n/a		
GD 70.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	369550108	570,000	114	X			n/a	n/a		
GD 80.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	369550108	546,040	136	X			n/a	n/a		
GD 90.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	369550108	294,395	97	X			n/a	n/a		
GDT 65.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	401698105	4,865,000	7,000	X			n/a	n/a		
GDT 70.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	401698105	588,015	1,611	X			n/a	n/a		
GDT 75.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	401698105	654,413	7,479	X			n/a	n/a		
GILD 25.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	375558103	583,220	242	X			n/a	n/a		
GILD 30.0 STRIKE AMER CALL 01/21/2006	Opt (Call)	375558103	612,480	319	X			n/a	n/a		
GDT 65.0 STRIKE AMER PUT 01/21/2006	Opt (Put)	401698105	2,425,000	10,000	X			n/a	n/a		
GDT 70.0 STRIKE AMER PUT 10/22/2005	Opt (Put)	401698105	4,703,108	16,079	X			n/a	n/a		
PKZ 55.0 STRIKE AMER PUT 10/22/2005	Opt (Put)	71649P102	463,750	3,500	X			n/a	n/a		
T 17.5 STRIKE AMER PUT 01/21/2006	Opt (Put)	001957505	350,000	10,000	X			n/a	n/a		
COLUMN TOTALS			18,736,670								
LONG MARKET VALUE			2,578,323,487								

CONFIDENTIAL TREATMENT REQUESTED

Name	Position	MV	CUSIP	seq	type	
IVX 1.8750% 12/15/2024	11,000	14,188,412	465823AN2	1	Bond	-
AMERITRADE HLDG CORP - CL A COM STK	981,358	21,069,756	03074K100	1	Cmn	-
ARGOSY GAMING CO. COMMON STOCK	102,437	4,813,515	040228108	1	Cmn	-
AT T COMMON STOCK	1,380,034	27,324,673	001957505	1	Cmn	-
BEVERLY ENTERPRISES COMMON STOCK BEV	12,252	150,087	087851309	1	Cmn	-
CAPITAL AUTOMOTIVE REIT CMN STK	1,320,580	51,119,652	139733109	1	Cmn	-
CINERGY CORP CMN STK	38,449	1,707,520	172474108	1	Cmn	-
COMMERCIAL FEDERAL CMN STK	1,650,038	56,332,297	201647104	1	Cmn	-
DEX MEDIA, INC. COMMON STOCK	655,188	18,207,675	25212E104	1	Cmn	-
GILLETTE CO COMMON STOCK	7,481,156	435,403,279	375766102	1	Cmn	-
GUIDANT CORP CMN STOCK	5,554,512	382,650,332	401698105	1	Cmn	-
HIBERNIA CORP CL 'A' CMN STOCK	190,711	5,728,958	428656102	1	Cmn	-
HUDSON UNITED BANCORP CMN STK	429,064	18,162,279	444165104	1	Cmn	-
ID BIOMEDICAL CORP CMN STOCK	6,879	206,714	44936D108	1	Cmn	-
IMS HEALTH INC CMN STOCK	6,204,964	156,178,944	449934108	1	Cmn	
		1,193,244,093		1 Total		

END